Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Net Loss Income Per Share Tables
Summary of net loss per share
	Years Ended December 31,
	2017	2016
Net loss - basic and diluted	$(5,894,253)	$(1,452,776)
Weighted average shares outstanding – basic and diluted	6,452,581	5,577,856
Per share data:
Basic and diluted	$(0.91)	$(0.26)